BASIS OF PRESENTATION AND NATURE OF BUSINESS	9 Months Ended
Sep. 30, 2011
BASIS OF PRESENTATION AND NATURE OF BUSINESS [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
BASIS OF PRESENTATION

The accompanying unaudited condensed financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.  In the opinion of management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation have been included.  Operating results for the three and nine months ended September 30, 2011 and 2010 are not necessarily indicative of the results that may be expected for the year ended December 31, 2011.  For further information, refer to the Company’s financial statements and footnotes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2010.